Related Parties Balances and Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Related Party Transactions [Abstract]
Consulting services	$ 113	[1]	$ 120	[1],[2]	$ 110	[2]
Legal fee	$ 72	[3]	75	[3],[4]		[4]
Total related party transactions			$ 195		$ 110

[1]	Including salary expenses to Company’s CEO. For further details on the consulting agreement with Company’s CEO, refer to Note 6d.
[2]	Including salary expenses to Company’s CEO. For further details on the consulting agreement with Company’s CEO, refer to Note 6d.
[3]	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.
[4]	Including legal services provided to Company’s subsidiary by Company’s Chief Financial Officer with respect to an agreement between the Company and its Chief Financial Officer.